VARIABLE INTEREST ENTITIES (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Current assets
Cash	$ 10,839,024	¥ 70,807,497	$ 4,643,832	¥ 30,336,504	¥ 10,325,219	¥ 4,521,325
Notes receivable	1,192,472	7,789,997		4,180,885
Trade accounts receivable, net	5,429,817	35,471,068		48,244,015
Trade accounts receivable-related party, net	0	0		3,068,920
Inventories, net	324,180	2,117,754		1,985,723
Other receivables, net	1,684,589	11,004,821		6,350,802
Loans to third parties	145,423	950,000		3,200,377
Purchase advances, net	12,619	82,437		178,767
Contract assets, net	6,983,690	45,621,966		31,537,586
Prepaid expenses	0	0		198,294
Total current assets	26,611,814	173,845,540		129,281,873
Property and equipment, net	4,451,210	29,078,178		29,756,879
Land use right, net	193,953	1,267,028		1,280,648
Investment in unconsolidated entity	4,789,875	31,290,554		31,541,850
Long-term other receivables, net	0	0		3,640
Right of use assets	316,954	2,070,548		2,549,914
Total Assets		237,551,848		194,414,804
Current liabilities
Short-term bank loans	1,839,990	12,020,000		9,520,000
Trade accounts payable	2,950,267	19,273,046		23,034,347
Other payables	239,260	1,563,002		2,609,486
Accrued payroll and employees' welfare	146,081	954,304		1,917,635
Taxes payable	211,539	1,381,912		1,108,288
Short-term borrowings	33,019	215,699		200,000
Operating lease liabilities - current	204,069	1,333,113		1,328,976
Total Current Liabilities	16,352,367	106,824,220		65,181,175
Operating lease liabilities - non-current	111,733	729,909		1,210,088
Total Liabilities	17,526,885	114,496,924		73,770,516
Variable Interest Entity, Primary Beneficiary
Current assets
Cash	1,160,539	7,581,391		6,388,098
Notes receivable	1,192,472	7,789,997		4,180,885
Trade accounts receivable, net	4,833,905	31,578,187		44,031,079
Trade accounts receivable-related party, net	0	0		3,068,920
Inventories, net	324,180	2,117,754		1,985,723
Other receivables, net	1,680,417	10,977,568		6,342,009
Loans to third parties	145,423	950,000		3,200,377
Purchase advances, net	12,619	82,437		75,195
Contract assets, net	6,983,690	45,621,966		31,537,586
Prepaid expenses	0	0		42,294
Total current assets	16,333,245	106,699,300		100,852,166
Property and equipment, net	4,451,210	29,078,178		29,756,879
Land use right, net	193,953	1,267,028		1,280,648
Investment in unconsolidated entity	612,309	4,000,000		4,000,000
Long-term other receivables, net	0	0		3,640
Right of use assets	316,954	2,070,548		2,549,914
Total Assets	21,907,671	143,115,054		138,443,247
Current liabilities
Short-term bank loans	1,839,990	12,020,000		9,520,000
Trade accounts payable	2,365,907	15,455,630		18,903,080
Other payables	134,999	881,898		1,115,209
Advance from customers	1,023,566	6,686,592		3,486,033
Accrued payroll and employees' welfare	83,690	546,716		850,841
Taxes payable	211,554	1,382,008		1,108,265
Short-term borrowings	33,019	215,699		200,000
Operating lease liabilities - current	204,069	1,333,113		1,328,976
Total Current Liabilities	7,951,344	51,943,300		50,703,956
Operating lease liabilities - non-current	111,733	729,909		1,210,088
Long-term borrowings - related party	1,062,785	6,942,795		7,379,253
Total Liabilities	9,125,862	59,616,004		59,293,297
Related Party
Current liabilities
Other payables	253,445	1,655,668		4,498,318
Short-term borrowings	1,838,333	12,009,174		10,230,746
Long-term borrowings - related party - current portion	135,152	882,900		847,346
Long-term borrowings - related party	1,062,785	6,942,795		7,379,253
Related Party | Variable Interest Entity, Primary Beneficiary
Current liabilities
Other payables	81,065	529,570		3,113,460
Short-term borrowings	1,838,333	12,009,174		10,230,746
Long-term borrowings - related party - current portion	$ 135,152	¥ 882,900		¥ 847,346